Segment Information - Summary of Company's reportable segment (Detail) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue		$ 676,805,000	$ 407,847,000
Adjusted Cost of revenue		557,732,000	348,748,000
Interest expense		6,897,000	12,691,000
Interest income		1,450,000	3,272,000
Depreciation and amortization		23,730,000	19,572,000
Non-cash compensation expense		59,560,000	712,000
Loss on the extinguishment of debt		(10,688,000)	0
Net income attributable to noncontrolling interests		4,056,000	(212,000)
Consolidated income (loss) before income taxes		$ (23,248,000)	$ (240,000)
SOLV Energy Holdings LLC [Member]
Segment Reporting Information [Line Items]
Revenue				$ 2,490,496,000	$ 1,847,803,000	$ 2,100,643,000
Adjusted Cost of revenue				2,026,263,000	1,588,639,000	1,990,648,000
Interest expense				52,730,000	55,394,000	59,702,000
Interest income				7,156,000	4,601,000	1,634,000
Depreciation and amortization				85,543,000	84,836,000	81,832,000
Loss on disposal of property and equipment				(38,000)	(215,000)	0
Loss on the extinguishment of debt				0	(4,398,000)	0
Change in the fair value of derivative				(17,000)	236,000	(220,000)
Gain on investment				0	750,000	1,803,000
Net income attributable to noncontrolling interests				(520,000)	(2,000)	(1,000)
Consolidated income (loss) before income taxes				153,346,000	10,522,000	(109,639,000)
SOLV Energy Holdings LLC [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Revenue				2,490,496	1,847,803	2,100,643
Adjusted Cost of revenue	[1]			2,002,194	1,573,829	1,978,202
Other segment items	[2]			146,625	108,841	69,833
Segment Adjusted EBITDA				341,677	165,133	52,608
Interest expense				(52,730)	(55,394)	(59,702)
Interest income				7,156	4,601	1,634
Depreciation and amortization				(85,543)	(84,836)	(81,832)
Non-cash compensation expense				(27,326)	(8,607)	(2,375)
Loss on disposal of property and equipment				(38)	(215)	0
Loss on the extinguishment of debt				0	(4,398)	0
Change in the fair value of derivative				(17)	236	(220)
Gain on investment				0	750	1,803
Net income attributable to noncontrolling interests				520	0	0
Non-recurring private equity management fees, transaction, integration and transition costs, and other non-cash costs				(30,353)	(6,748)	(21,555)
Consolidated income (loss) before income taxes				$ 153,346	$ 10,522	$ (109,639)

[1]	Cost of revenue, excluding depreciation expense
[2]	Primarily includes selling, general and administrative expenses, including bonus expenses, excluding depreciation, non-cash compensation expense, and other non-recurring expenses shown in the reconciliation above